Pacer Pacific Asset Floating Rate High Income ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Principal Amount	Value
ASSET BACKED SECURITIES - 43.6%
AGL CLO 12 Ltd.
6.748%, 07/20/2034 (a) (b)	$1,000,000	$992,021
AIMCO CLO 10 Ltd.
11.557%, 07/22/2032 (a) (b)	1,000,000	954,606
Aimco CLO 15 Ltd.
11.520%, 10/17/2034 (a) (b)	1,250,000	1,201,356
AIMCO CLO Series 2015-A
12.170%, 10/17/2034 (a) (b)	1,000,000	916,064
Apidos CLO XXXV
6.638%, 04/20/2034 (a) (b)	1,250,000	1,238,455
Basswood Park CLO Ltd.
6.588%, 04/20/2034 (a) (b)	1,000,000	990,941
Benefit Street Partners CLO IV Ltd.
12.788%, 01/20/2032 (a) (b)	250,000	236,908
Benefit Street Partners CLO XXVIII Ltd.
12.916%, 10/20/2035 (a) (b)	1,000,000	1,006,672
Burnham Park Clo Ltd.
10.988%, 10/20/2029 (a) (b)	1,000,000	894,906
Carlyle Global Market Strategies CLO 2012-4 Ltd.
6.687%, 04/22/2032 (a) (b)	1,000,000	993,501
CarVal CLO III Ltd.
12.028%, 07/20/2032 (a) (b)	1,000,000	950,585
CIFC Falcon 2020 Ltd.
12.998%, 01/20/2033 (a) (b)	1,000,000	948,307
CIFC Funding 2018-V Ltd.
11.720%, 01/15/2032 (a) (b)	1,000,000	964,724
CIFC Funding 2019-I Ltd.
12.418%, 04/20/2032 (a) (b)	1,000,000	972,133
CIFC Funding 2020-III Ltd.
6.718%, 10/20/2034 (a) (b)	1,000,000	993,251
CIFC Funding 2021-IV Ltd.
6.620%, 07/15/2033 (a) (b)	1,000,000	995,250
Clover CLO 2018-1 LLC
12.188%, 04/20/2032 (a) (b)	1,000,000	960,145
Clover CLO 2021-2 LLC
12.088%, 07/20/2034 (a) (b)	1,000,000	957,259
Dryden 50 Senior Loan Fund
11.830%, 07/15/2030 (a) (b)	1,000,000	886,829
Dryden 68 CLO Ltd.
6.740%, 07/15/2035 (a) (b)	1,000,000	991,250
Dryden 76 CLO Ltd.
6.738%, 10/20/2034 (a) (b)	1,000,000	994,067
Dryden 93 CLO Ltd.
6.650%, 01/15/2034 (a) (b)	1,000,000	989,146
Goldentree Loan Management US CLO 1 Ltd.
12.838%, 04/20/2034 (a) (b)	1,000,000	856,526
Goldentree Loan Management US CLO 17 Ltd.
11.747%, 07/20/2036 (a) (b)	1,000,000	919,613
Goldentree Loan Management US CLO 6 Ltd.
12.026%, 04/20/2035 (a) (b)	1,000,000	956,960
Harbor Park CLO 18-1 Ltd.
11.188%, 01/20/2031 (a) (b)	1,000,000	925,106
Harriman Park CLO Ltd.
6.708%, 04/20/2034 (a) (b)	2,000,000	1,986,700
KKR Clo 16 Ltd.
6.798%, 10/20/2034 (a) (b)	1,000,000	992,250
Magnetite XIX Ltd.
6.620%, 04/17/2034 (a) (b)	1,000,000	988,420
Magnetite XV Ltd.
10.813%, 07/25/2031 (a) (b)	1,500,000	1,413,773
Magnetite XXIX Ltd.
11.320%, 01/15/2034 (a) (b)	1,050,000	996,273
Magnetite XXVIII Ltd.
11.738%, 01/20/2035 (a) (b)	1,000,000	976,046
Magnetite XXXI Ltd.
11.570%, 07/15/2034 (a) (b)	500,000	493,070
Neuberger Berman CLO XX Ltd.
6.730%, 07/15/2034 (a) (b)	1,000,000	991,504
Neuberger Berman Loan Advisers CLO 26 Ltd.
11.472%, 10/18/2030 (a) (b)	1,000,000	920,758
Neuberger Berman Loan Advisers CLO 35 Ltd.
6.922%, 01/19/2033 (a) (b)	1,000,000	1,000,469
12.582%, 01/19/2033 (a) (b)	1,000,000	958,581
Neuberger Berman Loan Advisers CLO 41 Ltd.
12.070%, 04/15/2034 (a) (b)	1,000,000	937,830
Neuberger Berman Loan Advisers CLO 48 Ltd.
11.851%, 04/25/2036 (a) (b)	1,500,000	1,409,973
OCP CLO 2020-19 Ltd.
12.088%, 10/20/2034 (a) (b)	250,000	234,273
Octagon 54 Ltd.
6.690%, 07/15/2034 (a) (b)	1,000,000	991,532
Octagon Investment Partners 51 Ltd.
6.738%, 07/20/2034 (a) (b)	1,125,000	1,115,156
OHA Credit Funding 2 Ltd.
11.955%, 04/21/2034 (a) (b)	810,000	785,996
OHA Loan Funding 2016-1 Ltd.
11.938%, 01/20/2033 (a) (b)	500,000	489,054
Palmer Square CLO 2015-2 Ltd.
11.338%, 07/20/2030 (a) (b)	1,000,000	940,201
Palmer Square CLO 2018-2 Ltd.
11.170%, 07/16/2031 (a) (b)	1,000,000	938,426
Palmer Square Loan Funding 2022-4 Ltd.
12.636%, 07/24/2031 (a) (b)	1,000,000	992,531
Parallel 2021-2 Ltd.
12.788%, 10/20/2034 (a) (b)	1,000,000	922,919
Point Au Roche Park CLO Ltd.
11.688%, 07/20/2034 (a) (b)	370,000	346,600
Rad CLO 12 Ltd.
11.981%, 10/30/2034 (a) (b)	500,000	451,314
Rad CLO 6 Ltd.
6.968%, 01/20/2033 (a) (b)	1,000,000	998,727
RR 1 LLC
6.720%, 07/15/2035 (a) (b)	1,500,000	1,490,625
RR 12 Ltd.
12.290%, 01/15/2036 (a) (b)	1,080,000	1,022,295
RR 19 Ltd.
12.070%, 10/15/2035 (a) (b)	1,000,000	987,331
RR15 Ltd.
11.770%, 04/15/2036 (a) (b)	500,000	476,227
Sixth Street CLO XIX Ltd.
11.488%, 07/20/2034 (a) (b)	500,000	468,396
Storm King Park CLO Ltd.
13.478%, 10/15/2035 (a) (b)	1,000,000	1,002,619
Symphony CLO XXIV Ltd.
12.607%, 01/23/2032 (a) (b)	1,000,000	974,688
TCI-Flatiron Clo 2018-1 Ltd.
11.781%, 01/29/2032 (a) (b)	1,000,000	955,033
Thompson Park CLO Ltd.
6.570%, 04/15/2034 (a) (b)	1,000,000	986,384
TOTAL ASSET BACKED SECURITIES (Cost $56,502,535)		56,322,555

BANK LOANS - 47.6%
Communication Services - 4.4%
Altice France SA/France 10.490%, 08/31/2028 (c) (d)	997,500	826,369
Charter Communications Operating, LLC. 7.120% (3 Month SOFR USD+1.750%), 02/01/2027 (a)	1,473,585	1,465,119
Clear Channel Outdoor Holdings, Inc.
8.930% (1 Month SOFR USD+3.500%), 08/21/2026 (a)	3,182	3,091
9.130% (3 Month SOFR USD+3.500%), 08/21/2026 (a)	1,222,051	1,186,917
SBA Senior Finance II LLC 7.170% (1 Month SOFR USD+1.750%), 04/11/2025 (a)	960,292	960,642
SeaWorld Parks & Entertainment, Inc. 8.430% (1 Month SOFR USD+3.000%,0.500% Floor), 08/25/2028 (a)	1,221,154	1,222,528
		5,664,666
Consumer Discretionary - 9.9%
Bombardier Recreational Products, Inc. 7.420% (1 Month SOFR USD+2.000%), 05/24/2027 (a)	234,068	232,742
Carnival Corporation 8.680% (1 Month SOFR USD+3.250%,0.750% Floor), 10/18/2028 (a)	1,488,665	1,486,343
ClubCorp Holdings, Inc. 8.290% (3 Month LIBOR USD+2.750%), 09/18/2024 (a)	1,212,029	1,185,613
Fertitta Entertainment LLC 9.100%, 01/27/2029 (c) (d)	1,994,956	1,976,931
Great Outdoors Group, LLC 9.180% (1 Month SOFR USD+3.750%,0.750% Floor), 03/06/2028 (a)	1,281,246	1,280,042
ICON Luxembourg S.A.R.L. 7.750% (3 Month SOFR USD+2.250%,0.500% Floor), 07/03/2028 (a)	1,461,900	1,464,970
Madison IAQ LLC 8.300% (6 Month LIBOR USD+3.250%,0.500% Floor), 06/21/2028 (a)	1,982,462	1,948,255
Pilot Travel Centers LLC 7.420% (1 Month SOFR USD+2.000%), 08/04/2028 (a)	1,230,580	1,230,580
SRS Distribution Inc. 8.930% (1 Month SOFR USD+3.500%,0.500% Floor), 06/02/2028 (a)	1,978,684	1,954,939
		12,760,415
Consumer Staples - 2.5%
1011778 B.C. Unlimited Liability Company 6.943% (1 Month LIBOR USD+1.75%), 11/19/2026 (a)	1,312,192	1,306,150
Sunshine Luxembourg VII SARL 9.090% (3 Month SOFR USD+3.750%,0.750% Floor), 10/01/2026 (a)	983,749	983,695
Whatabrands LLC 8.470%, 08/03/2028 (c) (d)	994,950	992,154
		3,281,999
Energy - 1.1%
Arch Coal, Inc. 8.480% (1 Month LIBOR USD+2.750%,1.000% Floor), 03/07/2024 (a)	104	103
Blackstone CQP Holdco LP 8.920% (1 Month SOFR USD+3.500%,0.500% Floor), 06/05/2028 (a)	737,459	738,381
Traverse Midstream Partners LLC 8.940%, 02/16/2028 (c) (d)	647,518	645,766
		1,384,250
Financials - 3.1%
Avolon TLB Borrower 1 US LLC 7.750%, 06/22/2028 (c) (d)	2,175,812	2,178,978
Deerfield Dakota Holding, LLC 8.990% (3 Month SOFR USD+3.750%,1.000% Floor), 04/09/2027 (a)	1,479,872	1,427,847
USI, Inc. 8.990% (3 Month SOFR USD+3.750%,0.500% Floor), 11/14/2029 (a)	377,150	377,576
		3,984,401
Health Care - 3.7%
AthenaHealth Group, Inc.
7.820%, 02/15/2029 (c) (d)	163,744	159,323
8.810% (1 Month SOFR USD+3.500%,0.500% Floor), 02/15/2029 (a)	1,329,542	1,293,651
Medline Borrower, LP 8.68% (1 Month SOFR USD+3.25%,0.50% Floor), 10/23/2028	1,994,962	1,977,167
Milano Acquisition Corporation 9.340% (3 Month SOFR USD+4.000%,0.750% Floor), 10/01/2027 (a)	491,184	483,939
Parexel International 8.680% (1 Month SOFR USD+3.250%,0.500% Floor), 11/15/2028 (a)	493,750	492,335
PRA Health Sciences, Inc. 7.750% (3 Month SOFR USD+2.250%,0.500% Floor), 07/03/2028 (a)	364,233	364,998
		4,771,413
Industrials - 11.7%
AAdvantage Loyalty IP Ltd. 10.340% (3 Month SOFR USD+4.750%,0.750% Floor), 04/20/2028 (a)	950,000	985,226
Allied Universal Holdco LLC 9.170% (1 Month SOFR USD+3.750%,0.500% Floor), 05/12/2028 (a)	1,989,924	1,921,272
Chart Industries, Inc. 9.100% (1 Month SOFR USD+3.750%,0.500% Floor), 03/15/2030 (a)	1,496,250	1,500,926
Dynasty Acquisition Co, Inc.
8.920% (1 Month SOFR USD+3.500%), 04/06/2026 (a)	953,351	953,122
8.920% (1 Month SOFR USD+3.500%), 04/06/2026 (a)	512,554	512,431
Emerald Debt Merger Sub LLC 8.260%, 05/31/2030 (c) (d)	1,252,294	1,254,648
Genesee & Wyoming Inc. 7.340% (3 Month SOFR USD+2.000%), 12/30/2026 (a)	989,770	990,542
GFL Environmental Inc. 8.370% (3 Month SOFR USD+3.000%,0.500% Floor), 05/31/2027 (a)	563,672	565,176
Mileage Plus Holdings, LLC 10.760% (3 Month LIBOR USD+5.250%,1.000% Floor), 06/21/2027 (a)	400,000	417,750
QUIKRETE Holdings, Inc. 8.060% (1 Month SOFR USD+2.630%), 02/01/2027 (a)	1,461,599	1,462,820
SPX Flow, Inc. 9.920% (1 Month SOFR USD+4.500%,0.500% Floor), 04/05/2029 (a)	2,089,266	2,072,291
Titan Acquisition Ltd. 8.730%, 03/28/2025 (c) (d)	970,907	952,446
United Airlines, Inc. 8.890%, 04/21/2028 (c) (d)	1,500,000	1,504,688
		15,093,338
Information Technology - 5.8%
Central Parent, Inc. 9.490%, 07/06/2029 (c) (d)	1,000,000	1,001,610
Epicor Software Corporation 8.680% (1 Month SOFR USD+3.250%,0.750% Floor), 07/30/2027 (a)	1,481,135	1,473,581
Peraton Corp. 9.170% (1 Month SOFR USD+3.750%,0.750% Floor), 02/01/2028 (a)	984,590	978,667
Polaris Newco, LLC 9.540% (3 Month LIBOR USD+4.000%,0.500% Floor), 06/02/2028 (a)	1,234,297	1,167,861
Roper Industrial Products Investment Company LLC. 9.740% (3 Month SOFR USD+4.500%,0.500% Floor), 11/22/2029 (a)	498,750	499,304
Tempo Acquisition, LLC 8.320% (1 Month SOFR USD+3.000%,0.500% Floor), 08/31/2028 (a)	918,747	921,586
UKG Inc. 8.620% (3 Month SOFR USD+3.250%,0.500% Floor), 05/04/2026 (a)	1,492,424	1,486,499
		7,529,108
Insurance - 1.5%
Acrisure LLC
8.690%, 02/15/2027 (c) (d)	997,423	974,437
HUB International Ltd.
9.340%, 06/20/2030 (c) (d)	1,000,000	1,005,340
		1,979,777
Materials - 3.9%
Engineered Machinery Holdings, Inc. 9.04% (3 Month LIBOR USD+3.50%,0.75%Floor), 05/22/2028	1,984,981	1,977,230
Graham Packaging Company, Inc 8.43% (1 Month SOFR USD+3.00%,0.75%Floor), 08/04/2027	964,517	964,295
Nouryon Finance B.V. 8.07% (3 Month SOFR USD+2.75%), 10/01/2025	218,058	217,695
Pregis Topco LLC 9.07% (1 Month SOFR USD+3.75%), 07/31/2026	487,374	486,628
Proampac PG Borrower LLC
9.320% (3 Month SOFR USD+3.750%,0.750% Floor), 11/03/2025 (a)	1,091,078	1,088,122
9.140% (3 Month SOFR USD+3.750%,0.750% Floor), 11/03/2025 (a)	14,359	14,319
9.260% (3 Month SOFR USD+3.750%,0.750% Floor), 11/03/2025 (a)	359,964	358,989
		5,107,278
TOTAL BANK LOANS (Cost $61,421,532)		61,556,645

	Shares
CLOSED END FUNDS - 0.0% (e)
Eagle Point Credit Co, Inc.	1,905	19,736
TOTAL CLOSED END FUNDS (Cost $33,494)		19,736

	Principal Amount
CORPORATE BONDS - 8.0%
Communication Services - 1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/2030 (b)	$500,000	433,909
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, 05/01/2025 (b)	500,000	495,351
DISH Network Corp.
11.750%, 11/15/2027 (b)	500,000	504,483
		1,433,743
Consumer Discretionary - 1.2%
Boyd Gaming Corp.
4.750%, 12/01/2027	500,000	471,829
Las Vegas Sands Corp.
3.900%, 08/08/2029	500,000	447,788
Madison IAQ LLC
4.125%, 06/30/2028 (b)	250,000	222,868
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (b)	500,000	409,612
		1,552,097
Consumer Staples - 0.7%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/2030 (b)	500,000	430,164
US Foods, Inc.
4.625%, 06/01/2030 (b)	500,000	450,169
		880,333
Energy - 0.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/2029 (b)	500,000	469,217
Callon Petroleum Co.
7.500%, 06/15/2030 (b)	500,000	485,894
		955,111
Financials - 0.4%
Ford Motor Credit Co LLC
5.113%, 05/03/2029	500,000	467,326
Health Care - 0.3%
Medline Borrower LP
3.875%, 04/01/2029 (b)	500,000	438,228
Industrials - 2.5%
Allied Universal Holdco LLC / Allied Universal Finance Corp.
9.750%, 07/15/2027 (b)	500,000	459,116
American Airlines, Inc.
5.500%, 04/20/2026 (b)	458,333	451,924
GFL Environmental, Inc.
3.500%, 09/01/2028 (b)	500,000	445,480
Standard Industries Inc.
4.750%, 01/15/2028 (b)	500,000	466,360
TK Elevator Holdco GmbH
7.625%, 07/15/2028 (b)	500,000	466,830
TransDigm UK Holdings PLC
6.875%, 05/15/2026	500,000	498,022
United Rentals North America, Inc.
4.875%, 01/15/2028	500,000	477,501
		3,265,233
Information Technology - 0.3%
Entegris, Inc.
4.375%, 04/15/2028 (b)	500,000	455,364
Materials - 0.4%
Endeavor Energy Resources LP / EER Finance, Inc.
5.750%, 01/30/2028 (b)	500,000	489,200
Real Estate - 0.4%
The Howard Hughes Corp
5.375%, 08/01/2028 (b)	500,000	459,305
TOTAL CORPORATE BONDS (Cost $10,565,138)		10,395,940

	Shares
EXCHANGE TRADED FUNDS - 0.9%
iShares iBoxx High Yield Corporate Bond ETF	8,065	608,907
SPDR Bloomberg High Yield Bond ETF	6,533	605,936
TOTAL EXCHANGE TRADED FUNDS (Cost $1,201,405)		1,214,843

	Principal Amount
SHORT-TERM INVESTMENTS
Money Market Deposit Accounts - 11.7%
U.S. Bank Money Market Deposit Account - 4.210% (f)	$15,142,276	15,142,276
TOTAL SHORT-TERM INVESTMENTS (Cost $15,142,276)		15,142,276

Total Investments (Cost $144,866,380) - 111.8%		144,651,995
Liabilities in Excess of Other Assets - (11.8)%		(15,312,318)
TOTAL NET ASSETS - 100.0%		$129,339,677

Percentages are stated as a percent of net assets.
(a)
Variable rate instrument. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate. The interest rate shown reflects the rate in effect at July 31, 2023.

(b)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers. At July 31, 2023, the market value of these securities total $64,356,029, which represents 49.8% of total net assets.

(c)	The loan will settle after July 31, 2023 at which time the interest rate will be determined.
(d)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Less than 0.05%.
(f)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used  by one or more widely recognized market indexes or ratings group  indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may  combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“”MLPs””), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Asset Backed Securities	$ -	$ 56,322,555	$ -	$ -	$ 56,322,555
Bank Loans	-	61,556,645	-	-	61,556,645
Closed End Funds	19,736	-	-	-	19,736
Corporate Bonds	-	10,395,940	-	-	10,395,940
Exchange Traded Funds	1,214,843	-	-	-	1,214,843
Short Term Investments	15,142,276	-	-	-	15,142,276
Total Investments in Securities	$ 16,376,855	$ 128,275,140	$ -	$ -	$ 144,651,995
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.